Financial Instruments and Risk Management - Schedule of Consolidated Monetary Liabilities Group of ZAR (Details) - Currency Risk [Member] - ZAR [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Consolidated Liabilities [Line Items]
Trade and other payables	$ (1,250)	$ (894)
Trade and Other Payables [Member]
Schedule of Consolidated Liabilities [Line Items]
Trade and other payables	$ (1,250)	$ (894)